2. REGULATORY FRAMEWORK (Details 1)	12 Months Ended
Dec. 31, 2020
Minimum remuneration to thermal generators [member]
Disclosure of Regulatory Framework [Line Items]
Technology / Scale	Large CC Capacity > 150 MW
SEE No. 19/17 ($ / MW-hmrt)	3,050
SRRYME No. 1/19 (US$ / MW-month)	3,050
SE No. 31/20 (AR$ / MW-month)	100,650
Minimum remuneration to thermal generators 2 [member[
Disclosure of Regulatory Framework [Line Items]
Technology / Scale	Large ST Capacity > 100 MW
SEE No. 19/17 ($ / MW-hmrt)	4,350
SRRYME No. 1/19 (US$ / MW-month)	4,350
SE No. 31/20 (AR$ / MW-month)	143,550
Minimum remuneration to thermal generators 3 [member[
Disclosure of Regulatory Framework [Line Items]
Technology / Scale	Small ST Capacity > 100 MW
SEE No. 19/17 ($ / MW-hmrt)	5,700
SRRYME No. 1/19 (US$ / MW-month)	5,200
SE No. 31/20 (AR$ / MW-month)	171,600
Minimum remuneration to thermal generators 4 [member[
Disclosure of Regulatory Framework [Line Items]
Technology / Scale	Large GT Capacity > 50 MW
SEE No. 19/17 ($ / MW-hmrt)	3,550
SRRYME No. 1/19 (US$ / MW-month)	3,550
SE No. 31/20 (AR$ / MW-month)	117,150